PROVISIONS - Roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning Balance	$ 1,083,283	$ 1,227,171	$ 1,150,261
Provisions made during the year	494,198	633,693	563,299
Provisions used during the year	(174,042)	(389,696)	(245,301)
Provisions reversed during the year	(310,952)	(368,840)	(217,655)
Effect of movements in exchange rates	10,184	(19,045)	18,180
Reclassification BAC			(42,240)
Discontinued operations			627
Ending Balance	1,102,671	1,083,283	1,227,171
Legal proceedings provision
Disclosure of other provisions [line items]
Beginning Balance	217,689	229,193	247,529
Provisions made during the year	202,964	298,719	183,294
Provisions used during the year	(38,897)	(51,160)	(44,895)
Provisions reversed during the year	(189,486)	(258,421)	(155,475)
Effect of movements in exchange rates	256	(642)	370
Reclassification BAC			(2,047)
Discontinued operations			417
Ending Balance	192,526	217,689	229,193
Miscellaneous other provisions
Disclosure of other provisions [line items]
Beginning Balance	865,594	997,978	902,732
Provisions made during the year	291,234	334,974	380,005
Provisions used during the year	(135,145)	(338,536)	(200,406)
Provisions reversed during the year	(121,466)	(110,419)	(62,180)
Effect of movements in exchange rates	9,928	(18,403)	17,810
Reclassification BAC			(40,193)
Discontinued operations			210
Ending Balance	$ 910,145	$ 865,594	$ 997,978